Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets [Table Text Block]	There is no impact for a 1%-point increase in the El Paso plan because the plan covers up to a 4% increase per year. Any increase in health care costs in excess of 4% is absorbed by the participant.
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The following table presents cumulative changes in other comprehensive income related to our benefit plans included as a component of equity for the periods presented, net of income tax. The related expenses are included in direct operating expenses in the Consolidated Statements of Operations.

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Beginning of period balance	$(1,291)	$(350)	$(1,174)
Amortization of net prior service cost	83	63	—
Net prior service credit	945	—	—
Reclassification of loss to income	50	21	47
Pension plan termination adjustment	—	—	217
Actuarial gain (loss)	1,267	(1,320)	978
Income tax	(403)	295	(418)
End of period balance	$651	$(1,291)	$(350)

Western Refining, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used [Table Text Block]

Year Ended December 31,
2013
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	3.79%
Rate of compensation increase	—
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	3.79
Expected long-term return on assets	1.90
Rate of compensation increase	—

Schedule of Expected Benefit Payments [Table Text Block]	The following benefit payments (in thousands) are expected to be paid in the year indicated:

2016	$206
2017	211
2018	218
2019	226
2020	238
2021 - 2025	1,346

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A 1%-point change in the assumed health care cost trend rate for both plans will have the following effect:

	1%-points
	Increase (1)	Decrease
	(In thousands)
Effect on total service cost and interest cost	$1	$(53)
Effect on accumulated benefit obligation	19	(604)

(1)	There is no impact for a 1%-point increase in the El Paso plan because the plan covers up to a 4% increase per year. Any increase in health care costs in excess of 4% is absorbed by the participant.

Northern Tier Energy LP [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Funded Status [Table Text Block]
The following tables set forth significant information about the Cash Balance Plan and the Retiree Medical Plan (the "Plans"). The reconciliation of the benefit obligation, plan assets, funded status and significant assumptions are based upon an annual measurement date of December 31, 2015:

	Cash Balance Plan		Retiree Medical Plan
	As of December 31,
	2015	2014	2015	2014
	(In thousands)
Benefit obligation at beginning of period	$6,965	$4,560	$3,098	$2,113
Service cost	2,326	2,054	315	231
Interest cost	366	327	135	116
Actuarial (gain) loss	(151)	612	(697)	675
Plan amendments	—	—	(2,463)	—
Plan participants' contributions	—	—	26	18
Benefits paid	(579)	(588)	(69)	(55)
Benefit obligation at end of period	$8,927	$6,965	$345	$3,098
Fair value of plan assets at beginning of period	$4,319	$4,566	$—	$—
Employer contribution	2,200	200	43	37
Actual return on plan assets	(8)	141	—	—
Benefits paid	(579)	(588)	(69)	(55)
Plan participants' contributions	—	—	26	18
Fair value of plan assets at end of period	$5,932	$4,319	$—	$—
Current liabilities	—	—	61	69
Non-current liabilities	2,995	2,646	284	3,029
Unfunded status recognized in the consolidated balance sheets	$2,995	$2,646	$345	$3,098
Accumulated benefit obligation	$8,927	$6,965	$345	$3,098

Schedule of Net Benefit Costs [Table Text Block]

	Cash Balance Plan			Retiree Medical Plan
	As of December 31,
	2015	2014	2013	2015	2014	2013
	(In thousands)
Net periodic benefit cost includes:
Service cost	$2,326	$2,054	$1,914	$315	$231	$288
Interest cost	366	327	169	135	116	106
Expected return on assets	(165)	(218)	(115)	—	—	—
Recognized net actuarial loss	22	—	40	32	—	—
Amortization of prior service cost	24	25	—	137	137	161
Net periodic benefit cost	$2,573	$2,188	$2,008	$619	$484	$555
Changes recognized in other comprehensive income:
Prior service cost amortization	$(24)	$(24)	$—	$(137)	$(137)	$—
Recognized net actuarial loss	—	—	—	(32)	—	—
Net prior service credit	—	—	—	(2,463)	—	—
Net actuarial loss (gain)	22	687	(354)	(697)	675	—
Pre-tax unrecognized net loss included in accumulated other comprehensive income at end of period	$(2)	$663	$(354)	$(3,329)	$538	$—

Schedule of Assumptions Used [Table Text Block]

	Cash Balance Plan			Retiree Medical Plan
	As of December 31,
	2015	2014	2013	2015	2014	2013
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.50%	4.00%	5.00%	2.50%	4.00%	5.00%
Rate of compensation increase	3.00	3.00	4.00	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.00	5.00	4.00	4.00	5.00	4.00
Expected long-term return on assets	3.75	4.75	4.25	N/A	N/A	N/A
Rate of compensation increase	3.00	4.00	4.00	N/A	N/A	N/A

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments (in thousands) are expected to be paid in the years indicated:

	Cash Balance Plan	Retiree Medical Plan
2016	$343	$61
2017	391	65
2018	531	46
2019	695	49
2020	859	31
2021 - 2025	6,495	126

Other Postretirement Benefit Plan [Member] | Western Refining, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Funded Status [Table Text Block]
Based on an annual measurement date of December 31, and discount rates of 4.43% and 4.09% at December 31, 2015 and 2014, respectively, to determine the benefit obligation, the components of the postretirement obligation were:

	As of December 31,
	2015	2014
	(In thousands)
Benefit obligation at beginning of year	$6,735	$5,793
Service cost	124	92
Interest cost	251	264
Benefits paid	(182)	(206)
Actuarial (gain) loss	(1,035)	792
Benefit obligation at end of year	$5,893	$6,735
Unfunded status	$(5,893)	$(6,735)
Current liabilities	$(202)	$(300)
Non-current liabilities	(5,691)	(6,435)
Unfunded status recognized in the consolidated balance sheets	$(5,893)	$(6,735)

Schedule of Net Benefit Costs [Table Text Block]

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Net periodic benefit cost includes:
Service cost	$124	$92	$115
Interest cost	251	264	254
Amortization of net actuarial loss	23	20	34
Net periodic benefit cost	$398	$376	$403
Pre-tax unrecognized net loss included in accumulated other comprehensive gain at beginning of year	$1,596	$784	$1,670
Net actuarial (gain) loss	(1,035)	792	(852)
Amortization of net actuarial loss	(23)	20	(34)
Pre-tax unrecognized net loss included in accumulated other comprehensive gain at end of year	$538	$1,596	$784

Pension Plan [Member] | Western Refining, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
The following tables set forth significant information about our pension plan for certain previous employees of the Yorktown refinery. The reconciliation of the benefit obligation, plan assets, funded status and significant assumptions are based upon an annual measurement date of December 31:

Year Ended December 31, 2013
(In thousands)
Net periodic benefit cost includes:
Interest cost	$10
Expected return on assets	(3)
Amortization of net actuarial loss	2
Recognized settlement expense	—
Net periodic benefit cost	$9
Pre-tax unrecognized net loss included in accumulated other comprehensive loss at beginning of year	$219
Net actuarial loss	563
Recognition of loss due to settlement	(780)
Amortization of net actuarial loss	(2)
Pre-tax unrecognized net loss included in accumulated other comprehensive loss at end of year	$—